UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   February 19, 2009


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   60

Form 13F Information Table Value Total:   $19557
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      307     5340 SH       SOLE                     5340
A.J. Gallagher                 COM              363576109      202     7810 SH       SOLE                     7810
AeroVironment, Inc.            COM              008073108      216     5870 SH       SOLE                     5870
Airgas Inc.                    COM              009363102      203     5200 SH       SOLE                     5200
Alexander & Baldwin            COM              014482103      308    12295 SH       SOLE                    12295
American Express               COM              025816109      191    10300 SH       SOLE                    10300
Amgen Inc.                     COM              031162100      676    11700 SH       SOLE                    11700
Avon Products Inc.             COM              054303102      428    17810 SH       SOLE                    17810
Bristol-Myers-Squibb           COM              110122108      220     9470 SH       SOLE                     9470
Brown-Forman Cl. B             COM              115637209      370     7192 SH       SOLE                     7192
CBS Inc.                       COM              124857202       84    10255 SH       SOLE                    10255
CVS Caremark Corp.             COM              126650100      316    10997 SH       SOLE                    10997
Cadbury PLC                    COM              12721E102      241     6763 SH       SOLE                     6763
Cisco Systems Inc.             COM              17275R102      194    11900 SH       SOLE                    11900
Colgate-Palmolive Co.          COM              194162103      471     6865 SH       SOLE                     6865
ConocoPhillips                 COM              20825C104      311     6007 SH       SOLE                     6007
DuPont (E.I.)                  COM              263534109      305    12062 SH       SOLE                    12062
Duke Energy                    COM              26441C105      229    15267 SH       SOLE                    15267
Exxon Mobil Corp.              COM              30231G102     1378    17265 SH       SOLE                    17265
France Telecom                 COM              35177Q105      222     7910 SH       SOLE                     7910
Frontier Communications        COM              35906A108      172    19630 SH       SOLE                    19630
General Dynamics Corp.         COM              369550108      308     5355 SH       SOLE                     5355
General Electric               COM              369604103      294    18145 SH       SOLE                    18145
Gruma S.A.B. de C.V.           COM              400131306       43    21380 SH       SOLE                    21380
Hercules Offshore              COM              427093109       66    13820 SH       SOLE                    13820
Herley Industries              COM              427398102      176    14320 SH       SOLE                    14320
Hewlett-Packard Co.            COM              428236103      233     6410 SH       SOLE                     6410
Home Depot Inc.                COM              437076102      290    12613 SH       SOLE                    12613
Int'l Game Tech.               COM              459902102      171    14395 SH       SOLE                    14395
Intel Corp.                    COM              458140100      174    11885 SH       SOLE                    11885
Johnson & Johnson              COM              478160104      991    16562 SH       SOLE                    16562
Kimberly-Clark                 COM              494368103      201     3810 SH       SOLE                     3810
Kinder Morgan Mgmt             COM              49455U100      234     5860 SH       SOLE                     5860
Mattel Inc.                    COM              577081102      270    16880 SH       SOLE                    16880
Medtronic Inc.                 COM              585055106      290     9230 SH       SOLE                     9230
Met-Pro Corp.                  COM              590876306      264    19841 SH       SOLE                    19841
Microsoft Corp.                COM              594918104      645    33158 SH       SOLE                    33158
Monsanto Co.                   COM              61166W101      317     4505 SH       SOLE                     4505
NY Cmnty Bancorp               COM              649445103      202    16870 SH       SOLE                    16870
Natl. Penn Bancshares          COM              637138108      317    21840 SH       SOLE                    21840
Nokia Corp ADR                 COM              654902204      202    12950 SH       SOLE                    12950
Novartis AG                    COM              66987V109      418     8405 SH       SOLE                     8405
OSI Systems Inc.               COM              671044105      141    10200 SH       SOLE                    10200
PepsiCo Inc.                   COM              713448108      542     9889 SH       SOLE                     9889
Pfizer Inc.                    COM              717081103      519    29318 SH       SOLE                    29318
Philip Morris Intl.            COM              718172109      272     6240 SH       SOLE                     6240
Procter & Gamble               COM              742718109      686    11095 SH       SOLE                    11095
QUALCOMM Inc.                  COM              747525103      220     6140 SH       SOLE                     6140
RGC Resources                  COM              74955L103      203     7979 SH       SOLE                     7979
Regal Entertainment            COM              758766109      242    23745 SH       SOLE                    23745
Spectra Energy                 COM              847560109      203    12895 SH       SOLE                    12895
TechTeam Global                COM              878311109      113    19265 SH       SOLE                    19265
Telecom New Zealand            COM              879278208      113    16852 SH       SOLE                    16852
Time Warner Inc.               COM              887317105      261    25925 SH       SOLE                    25925
United Technologies            COM              913017109      427     7967 SH       SOLE                     7967
Verizon Communications         COM              92343V104      745    21985 SH       SOLE                    21985
Vulcan Materials               COM              929160109      455     6540 SH       SOLE                     6540
Wal-Mart Stores                COM              931142103      624    11130 SH       SOLE                    11130
Wells Fargo & Co.              COM              949746101      339    11506 SH       SOLE                    11506
Western Union                  COM              959802109      300    20955 SH       SOLE                    20955